SHARE-BASED COMPENSATION - Summary of activity of stock Options granted - Kaixin 2019 Plan (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 03, 2019	May 02, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2019
Aggregate Intrinsic Value
Closing stock price of ordinary shares (in dollars per share)				$ 4.25	$ 10.00
Kaixin Auto Holdings Incentive Plan (the "Kaixin 2019 Plan")
Weighted average grant date fair value
Balance at the beginning of the period (in dollars per share)			$ 3.33
Forfeited (before replacement date) (in dollars per share)			3.33
Granted (in dollars per share)			1.92
Forfeited (in dollars per share)			3.22
Balance at the end of the period (in dollars per share)			3.20	3.33
Exercisable, December 31, 2019			3.35
Expected to vest, December 31, 2019			3.20
Aggregate Intrinsic Value
Closing stock price of ordinary shares (in dollars per share)			1.87
Kaixin Stock Options [Member]
Weighted average grant date fair value
Granted (in dollars per share)			$ 3.21	$ 2.94
Kaixin Stock Options [Member] | Kaixin Auto Holdings Incentive Plan (the "Kaixin 2019 Plan")
Number of shares
Balance at the beginning of the period (in shares)			5,510,970
Forfeited (before replacement date)			(38,113)
Granted (in shares)			244,732
Forfeited (in shares)			(276,582)
Balance at the end of the period (in shares)			2,154,514	5,510,970
Exercisable, at the end of the period (in shares)			1,268,543
Vested and expected to vest, at the end of the period (in shares)			2,154,514
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)			$ 1.92
Forfeited (before replacement date) (in dollars per share)			1.92
Granted (in dollars per share)			0.01
Forfeited (in dollars per share)			0.01
Balance at the end of the period (in dollars per share)			0.01	$ 1.92
Exercisable, at the end of the period (in dollars per share)			0.01
Vested and expected to vest, at the end of the period (in dollars per share)			$ 0.01
Weighted average remaining contractual term
Outstanding (in years)			9 years 4 months 21 days
Vested and expected to vest (in years)			9 years 4 months 21 days
Exercisable (in years)			9 years 4 months 13 days
Aggregate Intrinsic Value
Outstanding as of December 31, 2019 (in dollars)			$ 4,007
Vested and expected to vest as of December 31, 2019 (in dollars)			4,007
Exercisable as of December 31, 2019 (in dollars)			$ 2,359
Replacement Kaixin Stock Options | Kaixin Auto Holdings Incentive Plan (the "Kaixin 2019 Plan")
Number of shares
Replaced (in shares)			(5,472,857)
Granted (in shares)	2,186,364		2,186,364
Weighted average exercise price
Replaced (in dollars per share)			$ 1.92
Granted (in dollars per share)	$ 0.01	$ 1.70	0.01
Weighted average grant date fair value
Replaced (in dollars per share)			3.33
Granted (in dollars per share)			$ 3.35